UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2017

Item 1. Report to Stockholders.

TCM SMALL CAP GROWTH FUND

SEMI-ANNUAL REPORT

TCM Small Cap Growth Fund

March 31, 2017

TCM SMALL CAP GROWTH FUND

Table of Contents

Performance Discussion	2

Performance	6

Fund Information	7

Schedule of Investments	8

Fund Expense Example	11

Statement of Assets and Liabilities	13

Statement of Operations	14

Statements of Changes in Net Assets	15

Financial Highlights	16

Notes to Financial Statements	17

Additional Information	23

Privacy Notice	24

TCM SMALL CAP GROWTH FUND

PERFORMANCE DISCUSSION (Unaudited)

May 22, 2017

Dear Fellow Shareholder:

Thank you for your investment in the TCM Small Cap Growth Fund (the “Fund”).  This is the semi-annual report to shareholders of the Fund, covering the six months ended March 31, 2017, which is the first half of the Fund’s fiscal year.  The report includes a discussion of the factors that impacted the performance of the Fund for the period, as well as information on Fund expenses and holdings.

Performance Overview.  The performance of the Small Cap Fund for the following periods was:

			6 Months Ended
	4Q 2016	1Q 2017	3/31/2017
Small Cap Fund	8.22%	7.47%	16.31%
Russell 2000® Growth	3.57%	5.35%	9.11%
Lipper Small Cap Growth Average	2.61%	5.81%	8.56%

Performance Attribution – Six Months Ended March 31, 2017.  Below is a summary of performance attribution for the past two quarters.

Fourth Quarter 2016.  2016 was replete with unpredicted events, but the presidential election in the fourth quarter tops the list in terms of market rally impact and failing to meet pundit expectations.  While all U.S. broad-based equity indices were positive during the quarter, small cap stocks outperformed large caps and value stocks carried the day across all market caps.

It was a remarkable quarter in terms of both political intrigue and the powerful market response to Trump’s unexpected victory.  Animal spirits, otherwise known as a spontaneous urge to buy stocks, were high as investors reacted to the “possibility” of lower corporate tax rates, reduced regulatory burdens, and economic stimulus driven by increased infrastructure spending.  While many boats were lifted in this rally, the fourth quarter was overall a reversal of the summer’s rally in the smallest and lowest quality stocks (as measured by market cap or returns on equity and invested capital), which was positive for the Fund’s relative performance.  The Fund outperformed its benchmark during the fourth quarter based on strong stock selection in technology, financials, industrials, materials, energy and healthcare.  The effect of our sector weights also made a positive contribution based primarily on our overweight to industrials and underweight to healthcare during the period.

First Quarter 2017.  The first quarter saw many reversals from what worked in the fourth quarter – larger cap stocks beat smaller caps, growth bested value, the run in industrials following the election faded, and the healthcare sector recovered largely on the back of biopharma stocks.  The first quarter was still reasonably strong for stocks as investors continued to believe that our legislative and executive

TCM SMALL CAP GROWTH FUND

PERFORMANCE DISCUSSION (Unaudited) (Continued)

branches will eventually take positive action on tax reform, burdensome regulations, and infrastructure spending.  The failure by a GOP-controlled Congress and presidency to pass healthcare reform was a reminder of the difficulty of adopting major legislation and is a warning to future expectations.  With that backdrop, the focus of investors turned in the first quarter from industrial stocks that might benefit from infrastructure spends and regulatory reform to technology companies with growth prospects leveraged to a stronger economy.  The Fed raised rates in March as widely expected and has signaled that the economy is strong enough to support further hikes in 2017.  With market volatility low and economic indicators remaining positive, optimism by both consumers and small businesses is high, which is a sentiment that can support a constructive market in the near term.  Those factors also represent warning signs of complacency.  We continue to think that individual company fundamentals will have an important role in generating alpha in this environment.

The top performing sectors in the Russell 2000® Growth Index for the first quarter were healthcare, materials and technology, with the laggard being the energy sector by a wide margin.  The performance of the healthcare sector was driven in large part by biotech and pharma stocks, and even though we are underweight those types of stocks, our stock selection in other healthcare industries, such as healthcare providers and professional services, was positive and offset that headwind.  The Fund’s outperformance for the period was due to strong stock selection in technology, healthcare, industrials and energy, offset by the negative effects of our sector allocation (primarily an overweight to energy and underweight to healthcare).

Top and Bottom Contributing Stocks.  The top and bottom five contributing stocks to absolute performance for the six months ended March 31, 2017, were:

	Average	Contribution
Top Five	Weight (%)	to Return (%)
Tower Semiconductor
(customizable chip manufacturer)	3.14	1.37
Heska Corporation
(canine and feline veterinary products)	1.18	0.89
Take-Two Interactive Software
(interactive entertainment)	2.29	0.71
MasTec (infrastructure construction services)	1.75	0.70
Kinsale Capital Group
(property and casualty insurance products)	1.63	0.66

TCM SMALL CAP GROWTH FUND

PERFORMANCE DISCUSSION (Unaudited) (Continued)

	Average	Contribution
Bottom Five	Weight (%)	to Return (%)
athenahealth (cloud-based services for
medical groups and health systems)	0.26	-0.28
Omnicell (automated healthcare solutions)	1.11	-0.22
TreeHouse Foods
(food and beverage manufacturer)	0.16	-0.20
LKQ Corporation
(auto replacement parts/systems)	0.41	-0.18
Genesee & Wyoming (freight railroads)	0.83	-0.18

We continue, as we have done for over 20 years, to focus on finding relative value within growth companies; companies with strong balance sheets, visible earnings streams that can meet or beat expectations, and whose valuations are, in our opinion, sustainable or have opportunity to expand.  Thank you for your continued confidence and trust in managing your assets.

Sincerely,

Richard J. Johnson	Jeff B. Curtis
Chief Investment Officer	President

This material must be preceded or accompanied by a current prospectus.  Please refer to the prospectus for important information about the Fund, including investment objectives, risks and expenses.

Past performance is no guarantee of future results.

This report reflects our views, opinions and portfolio holdings as of March 31, 2017, the end of the reporting period.  These views are subject to change at any time based on market and other conditions and we disclaim any responsibility to update these views.  The views should not be relied on as investment advice or an indication of trading intent on behalf of the Fund.

Lipper Analytical Services, Inc., is an independent mutual fund research and ranking agency.  Each Lipper average represents a universe of funds with similar investment objectives.

The Russell 2000® Growth Index is an unmanaged index representing those Russell 2000® Index companies with higher price-to-book ratios and future projected earnings according to the Frank Russell Company.  One cannot invest directly in an index.

Return on equity is the amount of net income returned as a percentage of shareholder equity.

Return on invested capital is a profitability ratio that measures the return that an investment generates for those who have provided capital, i.e. bondholders and stockholders.

TCM SMALL CAP GROWTH FUND

PERFORMANCE DISCUSSION (Unaudited) (Continued)

Mutual fund investing involves risk, principal loss is possible.  The Fund invests in smaller companies, which involve additional risks such as limited liquidity and greater volatility than large capitalization companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. These risks are greater in emerging markets. Growth-oriented funds may underperform when value investing is in favor.

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Please refer to the Schedule of Investments for a complete listing of Fund holdings.

Quasar Distributors, LLC, Distributor

TCM SMALL CAP GROWTH FUND

VALUE OF $10,000 VS. RUSSELL 2000® GROWTH INDEX (Unaudited)

Average Annual Returns for the periods ended March 31, 2017

	One	Three	Five	Ten	Since Inception
	Year	Year	Year	Year	(10/1/2004)
TCM Small Cap Growth Fund	29.21%	7.93%	14.08%	7.26%	10.22%
Russell 2000® Growth Index	23.03%	6.72%	12.10%	8.06%	9.07%
Lipper Small Cap Growth Average	22.09%	5.02%	10.49%	7.24%	8.56%

This chart illustrates the performance of a hypothetical $10,000 investment made on March 31, 2007, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect. In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-536-3230.

Performance does not reflect the redemption fee. If reflected, total returns would be reduced.

TCM SMALL CAP GROWTH FUND

FUND INFORMATION at March 31, 2017 (Unaudited)

Basic Fund Facts

Ticker Symbol	TCMSX
Inception Date	10/1/04
Total Net Assets	$293 million
Total Operating Expenses*	0.96%

*
Tygh Capital Management, Inc. (the “Advisor”) has contractually agreed to reduce its fees and/or pay the Small Cap Fund’s expenses (excluding interest expense in connection with investment activities, taxes, Acquired Fund Fees and Expenses and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses to 0.95% of average net assets (the “Expense Cap”). The Expense Cap will remain in effect until at least January 31, 2018 and will continue for an indefinite period thereafter as determined by the Board. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for the fiscal year (taking into account the reimbursement) does not exceed the Expense Cap at the time of waiver/reduction of fees, whichever is lower. The Expense Cap may be terminated at any time by the Board of Trustees upon 60 days’ notice to the Advisor, or by the Advisor with the consent of the Board.  The total operating expenses represents what investors have paid as of the prospectus dated January 29, 2017.  Please see the Fund’s Financial Highlights for the most recent expense ratio.

Top Ten Holdings (% of net assets)

Lumentum Holdings, Inc.	3.0%	MasTec, Inc.	1.9%
Tower Semiconductor Ltd.	2.9%	Kinsale Capital Group, Inc.	1.7%
Veeva Systems, Inc.	2.5%	Quanta Services, Inc.	1.6%
Dycom Industries, Inc.	2.5%	Evolent Health, Inc.	1.6%
Take-Two Interactive Software, Inc.	2.2%	PTC, Inc.	1.6%

Sector Allocation (% of net assets)

**	Cash equivalents and other assets in excess of liabilities.

TCM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2017 (Unaudited)

Shares		Value

COMMON STOCKS - 95.2%

Aerospace & Defense - 3.5%
53,028	Cubic Corp.	$2,799,878
42,308	HEICO Corp.	3,689,258
69,981	Hexcel Corp.	3,817,463
		10,306,599

Air Freight & Logistics - 0.9%
56,231	XPO Logistics, Inc.*	2,692,903

Banks - 3.1%
74,598	Bank of the Ozarks, Inc.	3,879,842
24,573	PrivateBancorp, Inc.	1,458,899
76,809	Western
	Alliance Bancorp*	3,770,554
		9,109,295

Building Products - 1.6%
92,186	Continental Building
	Products, Inc.*	2,258,557
35,495	Patrick Industries, Inc.*	2,516,595
		4,775,152

Commercial Services & Supplies - 1.9%
199,409	Casella Waste
	Systems, Inc. - Class A*	2,813,661
31,897	Waste Connections, Inc.	2,813,953
		5,627,614

Communications Equipment - 4.3%
164,093	Lumentum
	Holdings, Inc.*	8,754,362
301,260	Oclaro, Inc.*	2,958,373
92,660	Viavi Solutions, Inc.*	993,315
		12,706,050

Construction & Engineering - 7.0%
78,319	Dycom Industries, Inc.*	7,279,751
45,483	EMCOR Group, Inc.	2,863,155
141,595	MasTec, Inc.*	5,670,880
129,458	Quanta Services, Inc.*	4,804,186
		20,617,972

Construction Materials - 2.5%
39,808	Eagle Materials, Inc.	3,866,949
33,231	Headwaters, Inc.*	780,264
112,294	Summit Materials,
	Inc. - Class A*	2,774,785
		7,421,998

Consumer Finance - 0.7%
58,697	PRA Group, Inc.*	1,945,806

Diversified Consumer Services - 2.3%
39,140	Bright Horizons Family
	Solutions, Inc.*	2,837,259
112,310	DeVry Education
	Group, Inc.	3,981,389
		6,818,648

Diversified Telecommunication Services - 0.8%
69,176	Zayo Group
	Holdings, Inc.*	2,275,890

Electronic Equipment,
Instruments & Components - 3.6%
15,676	Coherent, Inc.*	3,223,613
88,157	Fabrinet*	3,705,239
21,994	Littelfuse, Inc.	3,517,060
		10,445,912

Energy Equipment & Services - 2.7%
9,256	Core Laboratories NV	1,069,253
87,200	Patterson-UTI
	Energy, Inc.	2,116,344
101,045	Superior Energy
	Services, Inc.*	1,440,902
76,495	TETRA
	Technologies, Inc.*	311,335
25,275	U.S. Silica Holdings, Inc.	1,212,947
70,145	Unit Corp.*	1,694,703
		7,845,484

Equity Real Estate Investment
Trusts - 0.5%
26,378	CyrusOne, Inc.	1,357,676

Health Care Providers & Services - 6.8%
95,971	Acadia Healthcare
	Co., Inc.*	4,184,336
89,423	Air Methods Corp.*	3,845,189
76,282	Almost Family, Inc.*	3,707,305

The accompanying notes are an integral part of these financial statements.

TCM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2017 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS - 95.2% (Continued)

Health Care Providers &
Services - 6.8% (Continued)
45,415	Amedisys, Inc.*	$2,320,252
21,353	Envision
	Healthcare Corp.*	1,309,366
180,234	HMS Holdings Corp.*	3,664,157
9,912	VCA, Inc.*	906,948
		19,937,553

Health Care Technology - 5.5%
73,060	Cotiviti Holdings, Inc.*	3,041,488
207,659	Evolent Health,
	Inc. - Class A*	4,630,796
26,286	Omnicell, Inc.*	1,068,526
142,741	Veeva Systems, Inc. -
	Class A*	7,319,758
		16,060,568

Hotels, Restaurants & Leisure - 3.7%
71,365	Chuy’s Holdings, Inc.*	2,126,677
258,082	Del Taco
	Restaurants, Inc.*	3,422,167
176,191	Penn National
	Gaming, Inc.*	3,247,200
44,975	Texas Roadhouse, Inc.	2,002,737
		10,798,781

Household Durables - 1.4%
34,976	Cavco Industries, Inc.*	4,071,206

Insurance - 2.9%
53,135	Amerisafe, Inc.	3,448,462
158,777	Kinsale Capital
	Group, Inc.	5,087,215
		8,535,677

Internet Software & Services - 1.1%
13,197	Alteryx, Inc. - Class A*	206,269
82,349	New Relic, Inc.*	3,052,677
		3,258,946

IT Services - 5.0%
154,856	Acxiom Corp.*	4,408,750
122,113	Booz Allen Hamilton
	Holding Corp. - Class A	4,321,579
38,926	MAXIMUS, Inc.	2,421,197
23,065	WEX, Inc.*	2,387,228
39,167	WNS Holdings
	Ltd. - ADR*	1,120,568
		14,659,322

Life Sciences Tools & Services - 4.6%
20,454	Bio-Rad Laboratories,
	Inc. - Class A*	4,077,301
40,739	Charles River
	Laboratories
	International, Inc.*	3,664,473
25,371	ICON PLC*	2,022,576
55,335	PRA Health
	Sciences, Inc.*	3,609,502
		13,373,852
Machinery - 4.0%
39,995	John Bean
	Technologies Corp.	3,517,560
16,579	Middleby Corp.*	2,262,205
29,655	Standex
	International Corp.	2,969,948
152,961	Welbilt, Inc.*	3,002,624
		11,752,337
Oil, Gas & Consumable Fuels - 1.2%
94,060	Delek US Holdings, Inc.	2,282,836
49,206	Matador Resources Co.*	1,170,611
		3,453,447
Pharmaceuticals - 1.1%
72,608	Pacira
	Pharmaceuticals, Inc.*	3,310,925
Professional Services - 1.2%
6,612	CEB, Inc.	519,703
63,146	On Assignment, Inc.*	3,064,476
		3,584,179
Road & Rail - 1.5%
67,067	Genesee & Wyoming,
	Inc. - Class A*	4,551,167
Semiconductors &
Semiconductor Equipment - 10.4%
59,521	CEVA, Inc.*	2,112,995
333,172	FormFactor, Inc.*	3,948,088

The accompanying notes are an integral part of these financial statements.

TCM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2017 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS - 95.2% (Continued)

Semiconductors & Semiconductor
Equipment - 10.4% (Continued)
73,597	Impinj, Inc.*	$2,227,781
75,255	Inphi Corp.*	3,673,949
23,542	Integrated Device
	Technology, Inc.*	557,239
78,585	Microsemi Corp.*	4,049,485
36,373	Power Integrations, Inc.	2,391,525
44,451	Qorvo, Inc.*	3,047,561
370,898	Tower
	Semiconductor Ltd.*	8,549,199
		30,557,822

Software - 8.8%
53,285	Nice Ltd. - ADR	3,622,314
87,358	PTC, Inc.*	4,590,663
127,805	RealPage, Inc.*	4,460,395
49,685	Tableau Software,
	Inc. - Class A*	2,461,892
110,710	Take-Two Interactive
	Software, Inc.*	6,561,782
136,907	Talend S.A. - ADR*	4,077,090
		25,774,136

Textiles, Apparel & Luxury Goods - 0.6%
28,315	Oxford Industries, Inc.	1,621,317

TOTAL COMMON STOCKS
(Cost $226,125,695)		279,248,234

EXCHANGE TRADED FUNDS: 1.0%
43,850	SPDR S&P Biotech	3,040,559

TOTAL EXCHANGE TRADED FUNDS
(Cost $2,564,248)		3,040,559

SHORT-TERM INVESTMENTS - 3.5%

Money Market Funds - 3.5%
10,369,465	Invesco Short-Term
	Investments Trust
	Government
	TaxAdvantage
	Portfolio - Institutional
	Class, 0.500%(1)	10,369,465

TOTAL SHORT-TERM INVESTMENTS
(Cost $10,369,465)		10,369,465

TOTAL INVESTMENTS
IN SECURITIES - 99.7%
(Cost $239,059,408)		292,658,258
Other Assets in
Excess of Liabilities - 0.3%		825,418
TOTAL NET ASSETS - 100.0%		$293,483,676

*	Non-income producing security.
ADR	American Depositary Receipt
REITS	Real Estate Investment Trusts
(1)	Seven-day yield as of March 31, 2017.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.

The accompanying notes are an integral part of these financial statements.

TCM SMALL CAP GROWTH FUND

EXPENSE EXAMPLE For the Six Months Ended March 31, 2017 (Unaudited)

As a shareholder of the TCM Small Cap Growth Fund (the “Fund”), you incur ongoing costs, including investment advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/1/16 – 3/31/17).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently, a $15.00 fee is charged by the Fund’s transfer agent. Effective January 29, 2016 the 1.00% redemption fee was eliminated. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, investment advisory fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison  Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the  Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TCM SMALL CAP GROWTH FUND

EXPENSE EXAMPLE For the Six Months Ended March 31, 2017 (Unaudited) (Continued)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	10/1/16	3/31/17	10/1/16 – 3/31/17*
Actual	$1,000.00	$1,163.10	$5.12
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.19	$4.78

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.95% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 182/365 (to reflect one-half year period).

TCM SMALL CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES at March 31, 2017 (Unaudited)

ASSETS
Investments in securities, at value (cost $239,059,408) (Note 2)	$292,658,258
Receivables:
Investment securities sold	2,218,014
Fund shares sold	1,734,188
Dividends and interest	16,475
Prepaid expenses	18,090
Total assets	296,645,025

LIABILITIES
Payables:
Fund shares redeemed	1,117,496
Investment securities purchased	1,777,748
Investment advisory fees, net	196,507
Administration fees	24,284
Fund accounting fees	11,545
Custody fees	1,613
Transfer agent fees	7,133
Trustee fees	5,286
Chief Compliance Officer fees	1,515
Other accrued expenses	18,222
Total liabilities	3,161,349
NET ASSETS	$293,483,676
Net Asset Value (unlimited shares authorized):
Net assets	$293,483,676
Shares of beneficial interest issued and outstanding	8,718,267
Net asset value, offering and redemption price per share	$33.66

COMPONENTS OF NET ASSETS
Paid-in capital	$219,672,066
Accumulated net investment loss	(1,849,993)
Accumulated net realized gain on investments	22,062,753
Net unrealized appreciation of investments	53,598,850
Net assets	$293,483,676

The accompanying notes are an integral part of these financial statements.

TCM SMALL CAP GROWTH FUND

STATEMENT OF OPERATIONS For the Six Months Ended March 31, 2017 (Unaudited)

INVESTMENT INCOME
Income
Dividends (net of $8,108 of foreign withholding tax, respectively)	$566,179
Interest	11,850
Total investment income	578,029

EXPENSES (Note 3)
Investment advisory fees	1,104,008
Administration fees	86,342
Fund accounting fees	36,153
Transfer agent fees	16,397
Audit fees	13,461
Custody fees	12,356
Registration fees	10,863
Trustees fees	8,235
Miscellaneous expenses	5,376
Reports to shareholders	4,609
Chief Compliance Officer fees	4,487
Legal fees	3,560
Insurance expenses	1,232
Total expenses	1,307,079
Plus: prior year fees waived subject to recoupment	3,931
Net expenses	1,311,010
Net investment loss	(732,981)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	35,451,464
Change in net unrealized appreciation/depreciation on investments	7,267,963
Net realized and unrealized gain on investments	42,719,427
Net increase in net assets resulting from operations	$41,986,446

The accompanying notes are an integral part of these financial statements.

TCM SMALL CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2017	Year Ended
	(Unaudited)	September 30, 2016
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(732,981)	$(1,117,012)
Net realized gain (loss) on investments	35,451,464	(12,580,096)
Change in net unrealized appreciation/
depreciation on investments	7,267,963	34,593,612
Net increase in net assets
resulting from operations	41,986,446	20,896,504

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain	—	(37,200,174)
Total distributions to shareholders	—	(37,200,174)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived
from net change in outstanding shares(1)	(18,080,204)	31,662,157
Total increase in net assets	23,906,242	15,358,487

NET ASSETS
Beginning of period/year	269,577,434	$254,218,947
End of period/year	$293,483,676	$269,577,434
Accumulated net investment loss	$(1,849,993)	$(1,117,012)

(1)	Summary of share transactions is as follows:

	Six Months Ended
	March 31, 2017		Year Ended
	(Unaudited)		September 30, 2016
	Shares	Value	Shares	Value
Shares sold	891,835	$28,199,670	1,367,299	$37,111,950
Shares issued in
reinvestment of
distributions	—	—	1,319,720	37,150,105
Shares redeemed(2)	(1,488,460)	(46,279,874)	(1,572,286)	(42,599,898)
Net increase (decrease)	(596,625)	$(18,080,204)	1,114,733	$31,662,157

(2)	Net of redemption fees of $— and $363, respectively. Effective January 29, 2016 the 1.00% redemption fee was eliminated.

The accompanying notes are an integral part of these financial statements.

TCM SMALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months Ended
	March 31, 2017		Year Ended September 30,
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value,
beginning of period	$28.94		$31.00	$34.25	$39.38	$29.72	$23.03

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(1)	(0.08)		(0.12)	(0.14)	(0.17)	(0.12)	(0.10)
Net realized and unrealized
gain on investments	4.80		2.60	1.96	3.91	10.48	6.79
Total from investment
operations	4.72		2.48	1.82	3.74	10.36	6.69

LESS DISTRIBUTIONS:
From net realized gain	—		(4.54)	(5.07)	(8.87)	(0.70)	—
Total distributions	—		(4.54)	(5.07)	(8.87)	(0.70)	—
Paid-in capital from
redemption fees (Note 2)(2)	—		— *	— *	— *	—	— *
Net asset value, end
of period/year	$33.66		$28.94	$31.00	$34.25	$39.38	$29.72
Total return	16.31	%†	8.42%	5.17%	10.09%	35.77%	29.05%

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$293.5		$269.6	$254.2	$274.4	$257.8	$229.3
Portfolio turnover rate	124	%†	134%	137%	149%	137%	102%

RATIOS OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived/recouped	0.95	%^	0.95%	0.93%	0.92%	0.93%	0.94%
After fees waived/recouped	0.95	%^	0.95%	0.93%	0.92%	0.93%	0.94%

RATIOS OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
Before fees waived/recouped	(0.53	)%^	(0.44)%	(0.41)%	(0.46)%	(0.38)%	(0.34)%
After fees waived/recouped	(0.53	)%^	(0.44)%	(0.41)%	(0.46)%	(0.38)%	(0.34)%

(1)	Calculated using average shares outstanding method.
(2)	Effective January 29, 2016 the 1.00% redemption fee was eliminated.
*	Does not round to $0.01 per share.
†	Not annualized.
^	Annualized.

The accompanying notes are an integral part of these financial statements.

TCM SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS – March 31, 2017 (Unaudited)

NOTE 1 – ORGANIZATION

The TCM Small Cap Growth Fund (the “Fund”) is a diversified series of shares of beneficial interest of the Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The Fund commenced operations on October 1, 2004.

The Fund’s investment objective is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REIT’s”), Business Development Companies (“BDC’s”), and Master Limited Partnerships (“MLP’s”), that are traded on U.S. national or foreign securities exchanges, are valued either at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities which may include REIT’s, BDC’s and MLP’s, that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

TCM SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS – March 31, 2017 (Unaudited) (Continued)

As described earlier in this note, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2017. See the Schedule of Investments for the industry breakout.

	Level 1	Level 2	Level 3	Total
Common Stocks
Exchange Traded Funds	$3,040,559	$—	$—	$3,040,559
Short-Term Investments	10,369,465	—	—	10,369,465
Total Investments
in Securities	$292,658,258	$—	$—	$292,658,258

TCM SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS – March 31, 2017 (Unaudited) (Continued)

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the end of the period.

There were no transfers made into or out of Level 1 or Level 2 as of March 31, 2017.

B.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31 and net investment losses incurred after December 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. As of September 30, 2016, the Fund has late year losses of $1,117,012 and post-October losses of $11,935,188.

As of September 30, 2016, there were no Capital Loss Carryovers for the Fund.

As of March 31, 2017, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Massachusetts; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITS generally are comprised of ordinary income, capital gains and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

TCM SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS – March 31, 2017 (Unaudited) (Continued)

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price is equal to the Fund’s NAV per share. The Fund charged a 1.00% redemption fee on shares held less than 60 days; however, effective January 29, 2016, the redemption fee was eliminated. This fee was deducted from the redemption proceeds otherwise payable to the shareholder. The Fund retained the fee charged as paid-in capital and such fees become part of that Fund’s daily NAV calculation.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Subsequent Events. In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Fund has determined that there are no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Tygh Capital Management, Inc. (the “Advisor”), provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”). Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.80% based upon the average daily net assets of

TCM SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS – March 31, 2017 (Unaudited) (Continued)

the Fund. The amount of investment advisory fees incurred by the Fund for the six months ended March 31, 2017, is disclosed in the Statement of Operations.  The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.

The Advisor has contractually agreed to limit the Fund’s annual ratio of expenses to 0.95% of the Fund’s average daily net assets. The contract’s term is indefinite and may be terminated only by the Board of Trustees. The amount of fees recouped by the Advisor for the six months ended March 31, 2017, is disclosed in the Statement of Operations.

The Advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees waived and/or Fund expenses it pays over the following three fiscal years after payment. At March 31, 2017, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor may be reimbursed was $11,609. The Advisor may recapture a portion of the above unreimbursed amount no later than the dates stated below:

Date of Expiration	Amount
September 30, 2019	$11,609

The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon the Board of Trustee’s review and approval.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s administrator, fund accountant and transfer agent. In those capacities USBFS maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust and the Chief Compliance Officer are also employees of USBFS. Fees paid by the Fund to USBFS for these services for the six months ended March 31, 2017, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. U.S. Bank NA (the “Custodian”) serves as custodian to the Fund. Both the Distributor and Custodian are affiliates of USBFS.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2017, the cost of purchases and proceeds from the sales of securities, excluding short-term investments, were $178,238,296 and $196,460,640, respectively.

TCM SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS – March 31, 2017 (Unaudited) (Continued)

There were no purchases or sales of long-term U.S. Government securities for the six months ended March 31, 2017.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended March 31, 2017, and the year ended September 30, 2016, were as follows:

	March 31, 2017	September 30,2016
Distributions paid from:
Net investment income	$—	$8,365,300
Long-term capital gain	—	28,834,874

As of September 30, 2016, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$220,234,331
Gross tax unrealized appreciation	49,839,746
Gross tax unrealized depreciation	(4,962,382)
Net tax unrealized appreciation	44,877,364
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated gain (loss)	(13,052,200)
Total accumulated gain	$31,825,164

(a)	At September 30, 2016, the difference between book basis and tax basis unrealized appreciation was attributable primarily to the treatment of wash sales.

NOTE 6 – CREDIT FACILITY

U.S. Bank NA has made available to the Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. During the period ended March 31, 2017, the Fund did not draw on its line of credit. Credit facility details for the period ended March 31, 2017, are as follows:

Maximum available credit	$20,000,000
Largest amount outstanding on an individual day	5,050,000
Average daily loan outstanding	4,451,200
Credit facility outstanding as of March 31, 2017	—
Average interest rate	3.50%

TCM SMALL CAP GROWTH FUND

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 536-3230 or by accessing the Fund’s website at www.tyghcap.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 months ending June 30 is available without charge, upon request, by calling (800) 536-3230 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.  The Fund’s Form N-Q is available without charge, upon request, by calling (800) 536-3230. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses, proxy statements and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. If you would like to discontinue householding for your accounts, please call the transfer agent toll free at (800) 536-3230 to request individual copies of these documents. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 536-3230. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.tyghcap.com.

TCM SMALL CAP GROWTH FUND

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Advisor
Tygh Capital Management, Inc.
1211 SW Fifth Avenue, Suite 2100
Portland, Oregon  97204

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103-3638

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite1700
New York, New York  10103

Custodian
U.S. Bank NA
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent, Fund Accountant
and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202
1-800-536-3230

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, Wisconsin  53202

TCM Small Cap Growth Fund
Symbol – TCMSX
CUSIP – 742935455

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date    June 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date    June 5, 2017

By (Signature and Title)      /s/Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date    June 5, 2017

* Print the name and title of each signing officer under his or her signature.